Research and Development - Schedule of Research and Development Costs (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Architectural fees	$ 20,396	$ 341,709	$ 388,033	$ 57,042
Engineering consultants	16,804	211,770	233,109	81,354
Design and construction	3,692	320,953	371,117	216,272
Product development	73,460	95,849	119,303	10,257
Impairment of IP technology and related expenses				516,510
Research and development costs	$ 114,352	$ 970,281	$ 1,111,562	$ 881,435